UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-22048

Emerging Markets Local Income Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 64.3%

Security	Principal Amount		U.S. $ Value
Brazil — 11.3%
Letra Tesouro Nacional, 0.00%, 1/1/09	BRL	2,882,000	$1,740,551
Nota Do Tesouro Nacional, 10.00%, 1/1/10	BRL	3,775,000	2,267,901
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	3,259,000	1,860,575
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	4,310,000	2,370,317
Nota Do Tesouro Nacional, 6.00%, 5/15/15 (1)	BRL	375,402	221,864
Total Brazil (identified cost $7,751,663)			$8,461,208
Costa Rica — 0.1%
Titulo Propiedad Ud, 1.63%, 7/13/16 (2)	CRC	9,088,191	$9,824
Titulo Propiedad Ud, 1.00%, 1/12/22 (3)	CRC	76,972,300	84,850
Total Costa Rica (identified cost $98,289)			$94,674
Czech Republic — 4.1%
Czech Republic, 3.55%, 10/18/12	CZK	12,300,000	$784,961
Czech Republic, 3.80%, 4/11/15	CZK	12,370,000	778,922
Czech Republic, 4.00%, 4/11/17	CZK	23,720,000	1,493,662
Total Czech Republic (identified cost $2,324,953)			$3,057,545
Egypt — 0.4%
Arab Republic of Egypt, 8.75%, 7/18/12 (4)	EGP	1,690,000	$296,882
Total Egypt (identified cost $295,573)			$296,882
Ghana — 0.5%
Ghanaian Government Bond, 13.00%, 8/2/10	GHS	470,000	$376,959
Total Ghana (identified cost $503,347)			$376,959
Hungary — 10.3%
Hungary Government Bond, 6.50%, 8/12/09	HUF	433,000,000	$2,839,876
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	2,075,023
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,882,587
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	913,270
Total Hungary (identified cost $6,671,038)			$7,710,756
Iceland — 1.7%
Republic of Iceland, 8.50%, 12/12/08	ISK	103,035,000	$1,286,847
Total Iceland (identified cost $1,343,588)			$1,286,847
Indonesia — 2.9%
Indonesia Government, 12.50%, 3/15/13	IDR	9,245,000,000	$1,057,788
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	1,081,912
Total Indonesia (identified cost $2,485,055)			$2,139,700
Mexico — 8.6%
Mexican Fixed Rate Bonds, 9.00%, 12/24/09	MXN	22,100,000	$2,217,247

Mexican Fixed Rate Bonds, 9.00%, 12/22/11	MXN	22,080,000	$2,234,629
Mexican Fixed Rate Bonds, 10.00%, 12/5/24	MXN	17,910,000	1,931,792
Total Mexico (identified cost $6,164,242)			$6,383,668
Nigeria — 1.0%
Nigerian Treasury Bond, 17.00%, 12/16/08	NGN	36,700,000	$327,519
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	27,583,000	241,344
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	16,595,000	130,865
Total Nigeria (identified cost $668,293)			$699,728
Peru — 2.2%
Republic of Peru, 12.25%, 8/10/11	PEN	1,216,000	$503,646
Republic of Peru, 8.60%, 8/12/17	PEN	1,075,000	399,298
Republic of Peru, 6.90%, 8/12/37 (4)	PEN	2,367,000	734,295
Total Peru (identified cost $1,662,298)			$1,637,239
Poland — 4.4%
Poland Government Bond, 6.00%, 5/24/09	PLN	2,350,000	$1,135,950
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	923,793
Poland Government Bond, 6.25%, 10/24/15	PLN	2,560,000	1,244,636
Total Poland (identified cost $2,515,204)			$3,304,379
Slovakia — 3.2%
Slovak Republic, 4.90%, 2/5/10	SKK	29,100,000	$1,498,024
Slovak Republic, 5.30%, 5/12/19	SKK	16,900,000	906,592
Total Slovakia (identified cost $1,984,980)			$2,404,616
Sri Lanka — 0.1%
Republic of Sri Lanka, 11.50%, 11/1/08	LKR	8,000,000	$73,234
Total Sri Lanka (identified cost $73,048)			$73,234
Thailand — 8.5%
Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$644,821
Kingdom of Thailand, 4.25%, 3/13/13	THB	86,500,000	2,535,581
Kingdom of Thailand, 5.125%, 3/13/18	THB	105,500,000	3,131,891
Total Thailand (identified cost $6,759,654)			$6,312,293
Turkey — 4.1%
Turkey Government Bond, 0.00%, 2/4/09	TRY	3,800,000	$3,013,333
Total Turkey (identified cost $2,760,818)			$3,013,333
Uruguay — 0.9%
Republic of Uruguay, 5.00%, 9/14/18 (5)	UYU	11,779,900	$686,613
Total Uruguay (identified cost $536,094)			$686,613
Total Foreign Government Bonds (identified cost $44,598,137)			$47,939,674

Mortgage-Backed Securities — 15.7%

Mortgage Pass-Throughs — 15.7%
Federal Home Loan Mortgage Corp.:
6.50% with maturity at 2024	$7,485,298	$7,801,971
$7,801,971

Federal National Mortgage Association:
5.50% with maturity at 2017	$1,775,104	$1,808,767
6.50% with various maturities at 2017	2,067,004	2,146,579
		$3,955,346
Total Mortgage Pass-Throughs (identified cost $11,833,968)		$11,757,317
Total Mortgage-Backed Securities (identified cost $11,833,968)		$11,757,317

Currency Options Purchased — 0.1%

	Principal amounts
	of Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value
South Korean Won Call Option	KRW	905,200	905.2	7/28/09	$1,729
South Korean Won Put Option	KRW	905,200	905.2	7/28/09	99,988
Total Currency Options Purchased (identified cost $42,275)					$101,717

Short-Term Investments — 19.6%

Foreign Government Securities — 10.0%

Security	Principal Amount		U.S. $ Value
Egypt — 6.2%
Egyptian Treasury Bill, 0.00%, 8/5/08	EGP	9,350,000	$1,759,614
Egyptian Treasury Bill, 0.00%, 8/19/08	EGP	1,125,000	211,278
Egyptian Treasury Bill, 0.00%, 9/2/08	EGP	4,125,000	772,414
Egyptian Treasury Bill, 0.00%, 9/9/08	EGP	2,175,000	406,322
Egyptian Treasury Bill, 0.00%, 9/30/08	EGP	4,250,000	790,456
Egyptian Treasury Bill, 0.00%, 10/7/08	EGP	1,100,000	204,257
Egyptian Treasury Bill, 0.00%, 10/21/08	EGP	1,100,000	202,707
Egyptian Treasury Bill, 0.00%, 10/28/08	EGP	1,525,000	280,460
Total Egypt (identified cost $4,605,134)			$4,627,508
Georgia — 1.2%
Bank of Georgia Group, 6.75%, 9/22/08 (6)	GEL	262,361	$186,296
Bank of Georgia Group, 7.50%, 8/29/08 (6)	GEL	294,125	208,851
Bank of Georgia Group, 8.25%, 10/10/08 (6)	GEL	399,025	283,338
Bank of Georgia Group, 8.75%, 12/26/08 (6)	GEL	300,984	213,722
Total Georgia (identified cost $878,204)			$892,207
Kazakhstan — 0.9%
Kazakhstan Treasury Note, Series 28, 0.00%, 8/15/08	KZT	80,750,000	$670,456
Total Kazakhstan (identified cost $670,401)			$670,456
Nigeria — 0.1%
Nigerian Treasury Bill, 0.00%, 9/4/08	NGN	11,660,000	$98,204
Nigerian Treasury Bill, 0.00%, 7/2/09	NGN	5,850,000	45,677
Total Nigeria (identified cost $138,145)			$143,881
Peru — 1.5%
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	1,200,000	$419,619
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	600,000	208,784
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	200,000	69,321
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	1,100,000	379,390
Total Peru (identified cost $1,024,606)			$1,077,114
Total Foreign Government Securities (identified cost $7,316,490)			$7,411,166

Other Securities — 9.7%

	Interest/
	Principal amounts
Description	(000’s omitted)	U.S. $ Value
Investment in Cash Managment Portfolio, 2.23% (7)	$7,224	$7,224,383
State Street Bank and Trust Time Deposit, 1.25%, 8/1/2008	26	26,400
Total Other Securities (identified cost $7,250,783)		$7,250,783
Total Short-Term Investments (identified cost $14,567,273)		$14,661,949
Total Investments — 99.7% (identified cost $71,041,653)		$74,460,657
Other Assets, Less Liabilities — 0.3%		$202,012
Net Assets — 100.0%		$74,662,669

BRL	—	Brazilian Real
CRC	—	Costa Rican Colon
CZK	—	Czech Republic Koruna
EGP	—	Egyptian Pound
GEL	—	Georgian Lari
GHS	—	Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ISK	—	Icelandic Krona
KZT	—	Kazakh Tenge
KRW	—	South Korean Won
LKR	—	Sri Lankan Rupee
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PEN	—	Peruvian New Sol
PLN	—	Polish Zloty
SKK	—	Slovak Koruna
THB	—	Thai Baht
TRY	—	New Turkish Lira
UYU	—	Uruguayan Peso
(1)

Bond pays a 6% coupon on the face at the end of payment period. Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 218,000 and the current face is BRL 375,402.

(2)

Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 8,100,000 and the current face is CRC 9,088,191.

(3)

Bond pays 1% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendart of Values. The original face is CRC 72,100,000 and the current face is CRC 76,972,300.

(4)

Security exempt from registration under Rule 144A of the Securities  Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, the aggregate value of the securities is $1,031,177 or 1.4% of the Portfolio’s net assets.

(5)

Bond pays a coupon of 5% on the face at the end of the payment period.  Principal is adjusted with the Uruguayan inflation rate.  Original face of the bond is UYU 4,900,000 and the current face is UYU 11,779,900.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(7)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $335,951.

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/05/08	Euro	United States Dollar
	208,648	326,935	$1,409
8/28/08	Euro	United States Dollar
	98,000	153,267	555
8/29/08	Euro	United States Dollar
	643,000	1,002,791	862
8/18/08	Hungarian Forint	United States Dollar
	16,955,000	114,098	593
12/12/08	Icelandic Krona	United States Dollar
	85,697,184	1,096,269	41,101
8/28/08	New Zealand Dollar	United States Dollar
	530,000	391,140	4,598
8/08/08	Peruvian Sol	United States Dollar
	690,000	232,911	(12,074)
11/06/08	Peruvian Sol	United States Dollar
	600,000	203,804	(9,047)
11/10/08	Peruvian Sol	United States Dollar
	600,000	203,701	(9,140)
12/11/08	Peruvian Sol	United States Dollar
	600,000	203,804	(8,955)
2/09/09	Peruvian Sol	United States Dollar
	1,100,000	372,376	(17,395)
8/25/08	Slovakia Koruna	United States Dollar
	21,431,300	1,119,713	20,064
8/07/08	South African Rand	United States Dollar
	596,000	78,779	(2,759)
11/03/08	Sri Lankan Rupee	United States Dollar
	8,460,000	75,482	(1,312)
			$8,500

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
8/18/08	Chilean Peso	United States Dollar
	448,950,000	891,836	$(6,102)
8/11/08	Colombian Peso	United States Dollar
	540,751,275	315,675	(15,293)
8/25/08	Colombian Peso	United States Dollar
	935,300,000	522,806	(4,815)
8/25/08	Czech Republic Koruna	United States Dollar
	56,190,434	3,856,923	(196,515)
8/07/08	Hungarian Forint	Euro
	132,450,400	576,373	(10,914)
8/12/08	Hungarian Forint	Euro
	160,933,600	692,754	(2,026)
8/12/08	Icelandic Krona	Euro
	78,285,646	630,573	3,388
8/19/08	Indonesian Rupiah	United States Dollar
	13,480,000,000	1,470,973	7,267
8/19/08	Indonesian Rupiah	United States Dollar
	9,638,000,000	1,055,814	1,106
8/15/08	Kazakh Tenge	United States Dollar
	353,531	2,940	(1)

10/14/08	Kazakh Tenge	United States Dollar
	51,456,000	411,648	13,851
9/29/08	Kenyan Shilling	United States Dollar
	5,365,000	81,908	(2,234)
8/07/08	Malaysian Ringgit	United States Dollar
	535,000	163,749	560
8/14/08	Malaysian Ringgit	United States Dollar
	11,750,000	3,624,753	(16,245)
8/21/08	Malaysian Ringgit	United States Dollar
	13,470,000	4,173,250	(36,690)
9/15/08	Mauritian Rupee	United States Dollar
	2,794,244	103,598	(1,823)
10/03/08	Mauritian Rupee	United States Dollar
	8,925,000	327,283	(15,926)
8/11/08	Mexican Peso	United States Dollar
	10,033,640	967,517	31,495
8/04/08	New Turkish Lira	United States Dollar
	5,611,360	4,460,541	395,186
8/07/08	New Turkish Lira	United States Dollar
	572,000	473,118	21,271
8/14/08	Polish Zloty	Euro
	480,000	149,579	(140)
8/25/08	Polish Zloty	Euro
	1,592,750	488,334	11,635
8/25/08	Polish Zloty	Euro
	3,105,250	951,684	23,275
9/04/08	Polish Zloty	United States Dollar
	7,874,180	3,815,749	721
8/18/08	Russian Ruble	United States Dollar
	17,375,000	749,084	(7,904)
8/28/08	Russian Ruble	United States Dollar
	7,997,100	341,771	(735)
8/14/08	Serbian Dinar	Euro
	12,672,000	160,000	6,901
8/21/08	Serbian Dinar	Euro
	13,450,000	170,286	6,216
8/25/08	Serbian Dinar	Euro
	15,300,000	194,778	5,153
9/04/08	Serbian Dinar	Euro
	12,630,000	163,750	(875)
8/25/08	Slovakia Koruna	United States Dollar
	6,506,382	336,266	(2,421)
8/05/08	South African Rand	United States Dollar
	33,591,790	4,438,662	159,383
9/09/08	Ugandan Shilling	United States Dollar
	439,470,000	264,948	257
9/09/08	Zambian Kwacha	United States Dollar
	403,690,000	118,907	(5,008)
			$361,998

At July 31, 2008, closed forward currency purchases and sales excluded above amounted to a receivable of $186,867 and a payable of $7,954.

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	6 FTSE/JSE Top 40	Short	$(245,245)	$(212,751)	$32,494

Description of the underlying instrument to Futures Contracts:

•                  FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
J.P. Morgan Chase, N.A.	BRL 1,466	Pay	Brazilian Interbank Deposit Rate	11.34%	January 2, 2009	$(9,406)
J.P. Morgan Chase, N.A.	BRL 2,058	Pay	Brazilian Interbank Deposit Rate	12.83	December 30, 2011	(45,396)
J.P. Morgan Chase, N.A.	ZAR 36,500	Pay	3-month JIBOR	9.05	October 12, 2015	(194,166)
						$(248,968)

BRL	—	Brazilian Real
ZAR	—	South African Rand

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Capital Services, Inc.	Turkey (Republic of)	Buy	$1,190	2.12%	1/20/13	$13,048
Barclays Capital Services, Inc.	Iceland (Republic of)	Sell	200	1.88	3/20/18	(13,276)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	300	1.70	3/20/18	(23,540)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	500	1.75	3/20/18	(37,555)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	1.90	3/20/18	(6,504)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	200	2.10	3/20/23	(11,017)
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	200	2.45	3/20/23	(5,046)
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	1,057	1.45	7/20/12	30,430
Lehman Brothers, Inc.	CDX.EM.9 Index *	Buy	2000	2.65	6/30/13	(19,314)
						$(72,774)

* CDX. EM. 9 Index is composed of issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Markit Partners.

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank	$339,448	7/23/09	1-month USD-LIBOR-BBA + 50bp	Total Return on J.P. Morgan Abu Dhabi Index	$167
Citigroup Global Markets	$176,000	10/30/08	3-month USD-LIBOR-BBA + 100bp	Total Return on Citigroup Global Markets Azerbaijan T-Bill Index	(1,108)
					$(941)

At July 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,220,560
Gross unrealized appreciation	$4,388,107
Gross unrealized depreciation	(1,148,010)
Net unrealized appreciation	$3,240,097

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 29, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 29, 2008